Commitments and Contingencies (Details) - USD ($)		9 Months Ended	12 Months Ended
	Apr. 19, 2021	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies.
Agreed claim settlement amount	$ 350,000
Percentage of total revenues recurring		97.00%	97.00%